UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04764
BNY Mellon Opportunistic Municipal Securities Fund
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
4/30
Date of reporting period:
4/30/26
ITEM 1 - Reports to Stockholders
BNY Mellon Opportunistic Municipal Securities Fund
ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class A – PTEBX
This annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.79%
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2026, the Fund’s Class A shares returned 6.02%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.34% for the same period.
What affected the Fund’s performance?
  Municipal bond performance reflected changing rate conditions, as longer duration and yield curve exposure detracted early in the period but benefited returns as rates declined later.
  The Fund’s relative performance benefited from excess yield relative to the Index, as well as a higher allocation to lower-investment-grade and below-investment-grade securities.
  Early in the period, the Fund’s positioning in more interest-rate-sensitive securities detracted from performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2016 through April 30, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 4/30/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	1.20%	-0.24%	1.56%
without Sales Charge	6.02%	0.69%	2.03%
Bloomberg U.S. Municipal Bond Index	6.34%	0.90%	2.20%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$433	240	$1,499,721	37.85%
Portfolio Holdings (as of 4/30/26 )
Sector Allocation (Based on Net Assets)

Education
12.4%
Airport
9.2%
Medical
9.2%
Development
8.0%
General Obligation
7.3%
Power
5.9%
Nursing Homes
5.4%
Housing
4.7%
School District
4.0%
Transportation
4.0%
Water & Sewer
3.6%
Tobacco Settlement
2.0%
Utilities
1.2%
Net Other Assets and Liabilities
23.1%

State Allocation (Based on Net Assets)

New York
10.1%
Texas
9.2%
California
7.1%
Illinois
7.0%
Alabama
5.6%
Pennsylvania
5.6%
Wisconsin
4.3%
Michigan
4.0%
Florida
3.7%
Washington
3.2%
Ohio
2.6%
Arizona
2.6%
Colorado
2.5%
Utah
2.3%
North Carolina
2.3%
Georgia
2.1%
Massachusetts
2.1%
District of Columbia
2.1%
Iowa
2.0%
Louisiana
2.0%
Kentucky
1.8%
South Carolina
1.8%
Nevada
1.6%
Tennessee
1.5%
U.S. Related
1.4%
West Virginia
1.4%
New Jersey
1.2%
Arkansas
1.1%
Oregon
1.1%
Net Other Assets and Liabilities
4.7%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0022AR0426

BNY Mellon Opportunistic Municipal Securities Fund
ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class C – DMBCX
This annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.58%
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2026, the Fund’s Class C shares returned 5.08%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.34% for the same period.
What affected the Fund’s performance?
  Municipal bond performance reflected changing rate conditions, as longer duration and yield curve exposure detracted early in the period but benefited returns as rates declined later.
  The Fund’s relative performance benefited from excess yield relative to the Index, as well as a higher allocation to lower-investment-grade and below-investment-grade securities.
  Early in the period, the Fund’s positioning in more interest-rate-sensitive securities detracted from performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2016 through April 30, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 4/30/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	4.08%	*	-0.12%	1.22%
without Deferred Sales Charge	5.08%		-0.12%	1.22%
Bloomberg U.S. Municipal Bond Index	6.34%		0.90%	2.20%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .

KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$433	240	$1,499,721	37.85%
Portfolio Holdings (as of 4/30/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0662AR0426

BNY Mellon Opportunistic Municipal Securities Fund
ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class I – DMBVX
This annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.54%
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2026, the Fund’s Class I shares returned 6.19%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.34% for the same period.
What affected the Fund’s performance?
  Municipal bond performance reflected changing rate conditions, as longer duration and yield curve exposure detracted early in the period but benefited returns as rates declined later.
  The Fund’s relative performance benefited from excess yield relative to the Index, as well as a higher allocation to lower-investment-grade and below-investment-grade securities.
  Early in the period, the Fund’s positioning in more interest-rate-sensitive securities detracted from performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2016 through April 30, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016, the Class’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/26 )
Share Class	1YR	5YR	10YR
Class I	6.19%	0.93%	2.26%
Bloomberg U.S. Municipal Bond Index	6.34%	0.90%	2.20%
Periods prior to the inception date of the Fund’s Class I shares (8/31/2016) reflect the performance of the Fund’s Class A shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$433	240	$1,499,721	37.85%
Portfolio Holdings (as of 4/30/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4042AR0426

BNY Mellon Opportunistic Municipal Securities Fund
ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class Y – DMBYX
This annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$52	0.50%
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2026, the Fund’s Class Y shares returned 6.32%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.34% for the same period.
What affected the Fund’s performance?
  Municipal bond performance reflected changing rate conditions, as longer duration and yield curve exposure detracted early in the period but benefited returns as rates declined later.
  The Fund’s relative performance benefited from excess yield relative to the Index, as well as a higher allocation to lower-investment-grade and below-investment-grade securities.
  Early in the period, the Fund’s positioning in more interest-rate-sensitive securities detracted from performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2016 through April 30, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016, the Class’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/26 )
Share Class	1YR	5YR	10YR
Class Y	6.32%	0.96%	2.24%
Bloomberg U.S. Municipal Bond Index	6.34%	0.90%	2.20%

Periods prior to the inception date of the Fund’s Class Y shares (8/31/2016) reflect the performance of the Fund’s Class A shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$433	240	$1,499,721	37.85%
Portfolio Holdings (as of 4/30/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0308AR0426

BNY Mellon Opportunistic Municipal Securities Fund
ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class Z – DMBZX
This annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$76	0.74%
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2026, the Fund’s Class Z shares returned 6.06%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.34% for the same period.
What affected the Fund’s performance?
  Municipal bond performance reflected changing rate conditions, as longer duration and yield curve exposure detracted early in the period but benefited returns as rates declined later.
  The Fund’s relative performance benefited from excess yield relative to the Index, as well as a higher allocation to lower-investment-grade and below-investment-grade securities.
  Early in the period, the Fund’s positioning in more interest-rate-sensitive securities detracted from performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2016 through April 30, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 4/30/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/26 )
Share Class	1YR	5YR	10YR
Class Z	6.06%	0.73%	2.08%
Bloomberg U.S. Municipal Bond Index	6.34%	0.90%	2.20%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$433	240	$1,499,721	37.85%
Portfolio Holdings (as of 4/30/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6121AR0426

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38,419 in 2025 and $38,419 in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $11,858 in 2025 and $7,479 in 2026. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2025 and $0 in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2025 and $3,342 in 2026. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,860 in 2025 and $9,224 in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,681 in

2025 and $1,693 in 2026. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2025 and $0 in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,464,846 in 2025 and $3,886,925 in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Opportunistic Municipal Securities Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

Class	Ticker
A	PTEBX
C	DMBCX
I	DMBVX
Y	DMBYX
Z	DMBZX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Opportunistic Municipal Securities Fund
SCHEDULE OF INVESTMENTS
April 30, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Municipal-Backed Securities — .4%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2, Cl. A	3.63	5/20/2033	815,475	814,404
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. 2021-1, Cl. A	3.50	12/20/2035	912,119	880,522
Total Collateralized Municipal-Backed Securities (cost $1,909,493)				1,694,926
Long-Term Municipal Investments — 99.7%
Alabama — 5.6%
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	2,000,000	2,044,483
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	840,000	856,440
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. B	5.00	10/1/2035	1,000,000	1,003,609
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,850,000	1,972,086
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	4,250,000	4,439,220
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	1,000,000	934,109
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A	4.20	5/1/2034	1,500,000	1,553,615
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. D	5.00	9/1/2035	1,000,000	1,077,788
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	8,000,000	8,553,455
University of Alabama at Birmingham, Revenue Bonds (Board of Trustees) Ser. B	4.00	10/1/2035	2,000,000	2,030,096
				24,464,901
Arizona — 2.4%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2048	2,000,000	2,057,724
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.38	7/1/2050	2,500,000	2,437,595
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	500,000	486,070
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	1,175,000	1,198,774
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2038	2,750,000	2,813,292
Maricopa County Industrial Development Authority, Revenue Bonds (Clemmons University Campus Project) Ser. A	4.00	7/1/2034	1,500,000	1,469,750
				10,463,205
Arkansas — 1.1%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	4,800,000	4,918,702
California — 7.1%
California, GO, Refunding	5.25	9/1/2047	1,000,000	1,073,172
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	7/1/2034	2,500,000	2,530,003
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	400,000	381,383
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(a)	5.25	10/1/2035	1,000,000	1,130,392
California Housing Finance Agency, Revenue Bonds	3.50	11/20/2035	1,379,862	1,372,629
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.00	7/1/2035	4,245,000	4,444,996

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
California — 7.1% (continued)
California Municipal Finance Authority, Revenue Bonds (SFMTA Potrero Yard Modernization Project) Ser. A	5.50	9/1/2056	1,000,000	1,075,216
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,675,000	3,697,702
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	1,318,930	1,297,040
California Municipal Finance Authority, Revenue Bonds, Refunding, Ser. A(b)	5.38	11/1/2045	775,000	799,880
California Municipal Finance Authority, Revenue Bonds, Refunding, Ser. A(b)	5.63	11/1/2054	500,000	509,506
California School Finance Authority, Revenue Bonds (Magnolia Public Schools – Obligated Group) Ser. A(b)	4.25	7/1/2035	1,400,000	1,422,379
California State University, Revenue Bonds, Refunding, Ser. B2(a)	0.55	11/1/2026	1,000,000	987,345
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(b)	6.25	9/2/2061	1,000,000	1,016,468
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2045	2,000,000	2,117,713
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2034	2,175,000	2,450,156
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	1,435,000	1,339,031
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,065,897
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,000,000	2,108,940
				30,819,848
Colorado — 2.5%
Canyons Metropolitan District No. 5, GO, Refunding (Insured; Build America Mutual) Ser. A	5.00	12/1/2040	600,000	647,178
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	2,000,000	1,805,020
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	4.00	1/1/2036	2,000,000	2,020,815
Colorado University Research Foundation, Revenue Bonds (The Prospect Project) Ser. A(b)	5.00	3/1/2035	1,250,000	1,324,049
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.50	11/15/2053	3,000,000	3,128,063
Park Creek Metropolitan District, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	12/1/2044	1,000,000	1,055,639
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2031	950,000	1,017,258
				10,998,022
Delaware — .2%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,007,551
District of Columbia — 2.1%
District of Columbia, Revenue Bonds, Ser. A	5.50	7/1/2047	3,000,000	3,220,917
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	1,000,000	1,056,902
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,532,439
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	2,500,000	2,216,421
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	1,000,000	1,005,350
				9,032,029
Florida — 3.7%
Broward County Airport System, Revenue Bonds	5.00	10/1/2037	1,560,000	1,586,575
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.50	6/15/2040	2,300,000	2,391,549

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Florida — 3.7% (continued)
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,000,000	967,214
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	1,000,000	1,077,628
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	1,500,000	1,339,775
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,500,855
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. A	5.00	10/1/2053	2,000,000	2,042,197
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	3,305,000	2,907,051
Village Community Development District No. 15, Special Assessment Bonds(b)	5.25	5/1/2054	1,410,000	1,404,251
				16,217,095
Georgia — 2.1%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2037	1,100,000	1,135,291
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2055	1,000,000	1,022,708
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.25	1/1/2054	1,995,000	2,075,498
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	2,000,000	2,083,360
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	4.00	9/1/2026	1,250,000	1,253,402
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	1,000,000	1,059,143
Savannah Georgia Convention Center Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. C	5.00	6/1/2039	535,000	588,009
				9,217,411
Illinois — 7.0%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2055	1,500,000	1,556,704
Chicago, GO, Ser. A	5.00	1/1/2045	1,500,000	1,447,177
Chicago, GO, Ser. A	6.00	1/1/2050	1,000,000	1,043,407
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	1,000,000	1,025,718
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	1,000,000	1,050,691
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2033	1,000,000	1,033,354
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,562,282
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2032	1,200,000	1,283,952
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	2,000,000	2,150,430
Chicago O’Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	1,500,000	1,543,244
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2039	1,150,000	1,228,081
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2044	1,500,000	1,598,023
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	1,750,000	1,907,202
Cook County, Revenue Bonds, Refunding	5.00	11/15/2045	1,000,000	1,053,613
Cook County Community College District No. 508, GO (City Colleges Of Chicago) (Insured; Build America Mutual)	5.50	12/1/2051	1,000,000	1,062,233
Illinois, GO, Refunding, Ser. D	4.00	7/1/2037	1,750,000	1,735,289
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	2,000,000	2,097,905
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	3,460,000	3,081,985
Illinois Housing Development Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	905,000	894,955

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Illinois — 7.0% (continued)
Metropolitan Water Reclamation District of Greater Chicago, GO (Sustainable Bond) Ser. A	5.00	12/1/2044	1,000,000	1,077,377
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2040	960,000	935,781
				30,369,403
Indiana — .5%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	1,980,000	2,031,499
Iowa — 2.0%
Iowa Finance Authority, Revenue Bonds (Iowa Fertilizer Co. Project)(c)	5.00	12/1/2032	1,000,000	1,131,849
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	7.25	5/15/2038	2,000,000	2,278,130
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2030	1,500,000	1,593,103
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2049	2,000,000	1,742,737
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	2,000,000	2,011,613
				8,757,432
Kentucky — 1.8%
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	5.00	12/1/2033	3,000,000	3,060,873
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	4,500,000	4,802,762
				7,863,635
Louisiana — 2.0%
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2054	2,000,000	2,089,708
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.50	9/1/2059	2,500,000	2,531,082
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2050	1,335,000	1,430,300
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	1/1/2036	1,135,000	1,165,323
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project) Ser. B(a),(b)	6.10	6/1/2030	1,135,000	1,248,960
				8,465,373
Maine — .4%
Finance Authority of Maine, Revenue Bonds	5.50	7/1/2050	1,750,000	1,868,835
Maryland — .6%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,490,000	2,482,618
Massachusetts — 2.1%
Massachusetts Development Finance Agency, Revenue Bonds (Brown University) Ser. A	5.50	8/15/2050	1,500,000	1,552,039
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	3,170,000	3,363,764
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	1,750,000	1,768,669
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.25	11/1/2051	1,000,000	1,045,762
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Boston Medical Center)	4.38	7/1/2052	900,000	787,522
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B	4.50	6/1/2056	540,000	529,314
				9,047,070
Michigan — 4.0%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2042	1,500,000	1,600,026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Michigan — 4.0% (continued)
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	3,385,000	3,497,281
Great Lakes Water Authority, Revenue Bonds, Ser. D	5.50	7/1/2050	1,500,000	1,610,638
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000	1,018,183
Michigan Finance Authority, Revenue Bonds (Henry Ford Health System Obligated Group) Ser. A	4.00	11/15/2050	1,665,000	1,417,959
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	4.38	2/28/2054	850,000	785,328
Michigan Housing Development Authority, Revenue Bonds, Ser. C	5.05	6/1/2051	1,500,000	1,519,851
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2033	3,900,000	4,012,635
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	1,800,000	1,730,683
				17,192,584
Minnesota — .7%
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	2,000,000	2,061,810
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.50	6/1/2063	1,000,000	926,999
				2,988,809
Missouri — .2%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group) Ser. A	5.25	2/1/2054	1,000,000	1,001,538
Nevada — 1.6%
Clark County, GO, Ser. A	5.00	6/1/2043	5,000,000	5,145,773
Clark County School District, GO, Ser. A	5.00	6/15/2039	1,500,000	1,623,229
				6,769,002
New Hampshire — .9%
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(d)	0.00	12/15/2033	1,100,000	696,736
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.00	12/1/2040	515,000	515,916
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,000,000	1,047,238
New Hampshire Business Finance Authority, Revenue Bonds, Ser. 2026-1, Cl. A1	4.25	7/20/2041	1,500,000	1,466,981
				3,726,871
New Jersey — 1.2%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.38	1/1/2035	1,595,000	1,673,595
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	1,500,000	1,577,574
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	1,500,000	1,634,341
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	320,000	320,704
				5,206,214
New York — 10.1%
Albany Capital Resource Corp., Revenue Bonds, Refunding (Albany Medical Center Hospital Project) Ser. A	5.50	5/1/2055	1,000,000	1,062,723
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(b)	7.00	12/15/2065	3,600,000	3,580,461
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. A	4.25	6/15/2035	2,040,000	2,025,690
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(b)	5.38	10/15/2061	1,000,000	941,737

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
New York — 10.1% (continued)
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. B(b)	5.00	6/1/2036	2,250,000	2,328,945
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	1,000,000	1,030,313
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,500,000	1,535,647
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2055	4,500,000	4,817,087
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	2,000,000	2,091,552
Tender Option Bond Trust Receipts, (Series 2023-XF1639) (New York State Urban Development Corp., Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%(b),(e),(f)	9.24	3/15/2053	10,000,000	10,290,103
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,198,455
Triborough Bridge & Tunnel Authority, Revenue Bonds, (MTA Bridges & Tunnels) Ser. A	5.25	5/15/2057	2,500,000	2,606,265
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000	5,228,578
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	1,000,000	960,950
				43,698,506
North Carolina — 2.3%
Charlotte Airport, Revenue Bonds, Refunding (Charlotte Douglas International) Ser. B	5.00	7/1/2038	1,000,000	1,066,381
North Carolina Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.55	7/1/2034	1,585,000	1,581,589
North Carolina Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.65	7/1/2035	1,300,000	1,294,804
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,145,000	2,195,713
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project)	3.45	11/1/2030	1,000,000	995,662
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Project) Ser. B1	3.75	10/1/2030	1,160,000	1,163,120
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2038	1,000,000	1,023,508
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.00	10/1/2034	670,000	726,848
				10,047,625
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	7,335,000	6,378,341
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	1,000,000	1,000,280
Hamilton County, Revenue Bonds, Refunding (Life Enriching Communities Project)	5.50	1/1/2055	750,000	763,087
University of Cincinnati, Revenue Bonds, Ser. A	5.25	6/1/2049	3,000,000	3,162,088
				11,303,796
Oklahoma — .2%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,000,000	987,810
Oregon — 1.1%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2048	1,150,000	1,216,167
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2053	3,250,000	3,401,815
				4,617,982

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Pennsylvania — 5.6%
Allegheny County Higher Education Building Authority, Revenue Bonds (Duquesne University)	5.00	3/1/2045	2,500,000	2,659,881
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2033	2,750,000	2,821,285
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	2,500,000	2,193,943
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	1,750,000	1,651,651
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,500,000	3,520,783
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	1,400,000	1,453,880
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	3,000,000	3,082,567
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2043	1,500,000	1,644,380
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2039	2,000,000	2,197,376
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2043	2,000,000	2,147,469
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,033,838
				24,407,053
Rhode Island — .5%
Rhode Island Health and Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Corp.) (PRG - RI Properties LLC) Ser. A	5.00	7/1/2050	1,000,000	1,005,277
Rhode Island Health and Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,250,000	1,250,943
				2,256,220
South Carolina — 1.8%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2033	3,000,000	3,051,092
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Rolling Green Village Project) Ser. B3	4.00	12/1/2030	1,000,000	1,002,609
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	1,700,000	1,493,683
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.25	12/1/2054	2,000,000	2,095,877
				7,643,261
Tennessee — 1.5%
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Refunding (East Tennessee Children’s Hospital)	4.00	11/15/2048	1,010,000	865,563
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2048	1,750,000	1,819,634
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	2,000,000	2,026,810
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000	1,561,923
				6,273,930
Texas — 9.2%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2059	500,000	446,850
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	950,000	835,482
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2042	2,000,000	2,150,071
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	2,550,000	2,649,892
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	1,750,000	1,573,231

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Texas — 9.2% (continued)
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2040	2,500,000	2,698,331
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	1,500,000	1,593,477
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	1,500,000	1,539,484
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.25	8/15/2052	3,000,000	3,105,759
Houston, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.25	9/1/2051	1,000,000	1,058,218
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2037	2,000,000	2,140,933
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,025,866
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,225,000	1,097,065
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2034	3,500,000	3,512,668
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,000,000	884,922
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	3,575,000	3,583,820
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.25	1/1/2036	1,000,000	1,084,860
North East Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. A	5.25	1/1/2045	1,000,000	1,065,210
Plano Independent School District, GO	5.00	2/15/2043	1,000,000	1,069,774
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	1,500,000	1,643,294
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children’s Medical Center)	5.00	12/1/2043	1,000,000	1,077,495
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	2,000,000	2,186,775
Texas Municipal Power Agency, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.50	9/1/2050	1,700,000	1,810,672
				39,834,149
U.S. Related — 1.4%
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	2,000,000	1,743,628
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,037,255
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,000,000	2,105,900
				5,886,783
Utah — 2.3%
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation Bonds(b)	5.00	3/1/2041	600,000	607,367
Downtown Revitalization Public Infrastructure District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.50	6/1/2055	1,000,000	1,071,489
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(b)	6.25	12/1/2055	2,855,000	2,872,775
Mida Cormont Public Infrastructure District, GO, Ser. A1(b)	6.25	6/1/2055	1,000,000	1,051,173
Pine View Public Infrastructure District No. 2, Special Assessment Bonds (Firelight Assessment Area No. 1)(b)	6.25	12/1/2055	1,100,000	1,106,848
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2034	2,000,000	2,034,713
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	5.50	6/1/2040	1,200,000	1,332,915
				10,077,280
Virginia — .6%
Virginia Housing Development Authority, Revenue Bonds, Ser. G(a)	3.13	4/1/2027	1,330,000	1,329,966
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.13	7/1/2058	1,250,000	1,146,391
				2,476,357

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Washington — 3.0%
King County Public Hospital District No. 2, GO (EvergreenHealth)	5.50	12/1/2054	1,500,000	1,594,677
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.25	12/1/2047	1,000,000	1,062,041
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	2,500,000	2,734,281
Port of Seattle, Revenue Bonds, Refunding, Ser. B	4.00	8/1/2047	1,325,000	1,185,616
Washington, GO, Ser. B	5.00	2/1/2043	2,710,000	2,919,924
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	2,000,000	1,667,035
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	1,000,000	995,882
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	700,000	745,086
				12,904,542
West Virginia — 1.4%
West Virginia Economic Development Authority, Revenue Bonds (Commercial Metals Company Project)(a)	4.63	5/15/2032	2,135,000	2,185,850
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	3,500,000	3,696,928
				5,882,778
Wisconsin — 4.3%
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	6/30/2060	1,500,000	1,652,977
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(d)	0.00	12/15/2042	5,500,000	1,715,384
Public Finance Authority, Revenue Bonds (KSU Bixby Real Estate Foundation LLC Project) Ser. B	5.50	6/15/2055	750,000	751,040
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	2,175,027	2,253,561
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2041	715,000	751,388
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	2,200,000	2,195,682
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System)	5.00	6/1/2039	1,050,000	1,073,770
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,500,000	1,572,043
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)(b)	5.00	6/15/2036	1,000,000	1,009,821
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. B(a)	4.00	10/1/2030	2,855,000	2,903,594
Sheboygan Area School District, GO	3.00	3/1/2043	1,000,000	870,345
University of Wisconsin, Revenue Bonds (Sustainable Bond) Ser. A	4.25	4/1/2052	50,000	45,957
University of Wisconsin, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2049	1,000,000	1,026,278
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,000,000	926,398
				18,748,238
Total Long-Term Municipal Investments (cost $434,266,916)				431,955,957
Total Investments (cost $436,176,409)			100.1%	433,650,883
Liabilities, Less Cash and Receivables			(.1%)	(218,533)
Net Assets			100.0%	433,432,350

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association

SCHEDULE OF INVESTMENTS (continued)
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to $62,985,068 or 14.5% of net assets.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)
These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	436,176,409	433,650,883
Cash		3,310,413
Interest receivable		6,525,229
Receivable for shares of Beneficial Interest subscribed		168,896
Prepaid expenses		48,588
		443,704,009
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		197,973
Payable for inverse floater notes issued—Note 4		7,500,000
Payable for investment securities purchased		1,474,305
Payable for shares of Beneficial Interest redeemed		958,168
Interest and expense payable related to inverse floater notes issued—Note 4		33,834
Trustees’ fees and expenses payable		2,859
Other accrued expenses		104,520
		10,271,659
Net Assets ($)		433,432,350
Composition of Net Assets ($):
Paid-in capital		451,425,711
Total distributable earnings (loss)		(17,993,361)
Net Assets ($)		433,432,350

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	118,894,208	2,565,237	203,900,472	37,918	108,034,515
Shares Outstanding	9,867,443	212,395	16,915,435	3,147	8,965,505
Net Asset Value Per Share ($)	12.05	12.08	12.05	12.05	12.05
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended April 30, 2026

Investment Income ($):
Interest Income	18,208,074
Expenses:
Management fee—Note 3(a)	1,499,721
Shareholder servicing costs—Note 3(c)	726,566
Interest and expense related to inverse floater notes issued—Note 4	229,420
Professional fees	147,419
Registration fees	95,555
Trustees’ fees and expenses—Note 3(d)	37,568
Chief Compliance Officer fees—Note 3(c)	27,572
Shareholder and regulatory reports service fees—Note 3(c)	23,833
Distribution plan fees—Note 3(b)	19,691
Prospectus and shareholders’ reports	16,531
Loan commitment fees—Note 2	9,457
Custodian fees—Note 3(c)	4,399
Miscellaneous	31,944
Total Expenses	2,869,676
Less—reduction in fees due to earnings credits—Note 3(c)	(6,877)
Net Expenses	2,862,799
Net Investment Income	15,345,275
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(4,266,303)
Net change in unrealized appreciation (depreciation) on investments	14,000,717
Net Realized and Unrealized Gain (Loss) on Investments	9,734,414
Net Increase in Net Assets Resulting from Operations	25,079,689
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2026	2025
Operations ($):
Net investment income	15,345,275	15,510,225
Net realized gain (loss) on investments	(4,266,303)	(1,781,913)
Net change in unrealized appreciation (depreciation) on investments	14,000,717	(6,535,227)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,079,689	7,193,085
Distributions ($):
Distributions to shareholders:
Class A	(4,217,806)	(4,052,816)
Class C	(70,861)	(68,707)
Class I	(7,267,924)	(7,264,070)
Class Y	(1,420)	(1,336)
Class Z	(3,928,309)	(3,917,755)
Total Distributions	(15,486,320)	(15,304,684)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	13,590,461	8,149,936
Class C	269,050	232,509
Class I	66,465,938	73,314,090
Class Z	643,949	1,397,968
Distributions reinvested:
Class A	3,756,227	3,576,072
Class C	70,778	68,703
Class I	7,260,148	7,234,813
Class Z	3,283,998	3,252,743
Cost of shares redeemed:
Class A	(19,595,865)	(24,041,822)
Class C	(470,441)	(1,097,325)
Class I	(69,670,124)	(80,016,187)
Class Z	(12,528,803)	(10,979,766)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(6,924,684)	(18,908,266)
Total Increase (Decrease) in Net Assets	2,668,685	(27,019,865)
Net Assets ($):
Beginning of Period	430,763,665	457,783,530
End of Period	433,432,350	430,763,665

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended April 30,
	2026	2025
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	1,151,202	670,831
Shares issued for distributions reinvested	315,029	294,921
Shares redeemed	(1,643,874)	(1,976,396)
Net Increase (Decrease) in Shares Outstanding	(177,643)	(1,010,644)
Class C(a)
Shares sold	22,404	19,385
Shares issued for distributions reinvested	5,921	5,653
Shares redeemed	(39,269)	(90,077)
Net Increase (Decrease) in Shares Outstanding	(10,944)	(65,039)
Class I(b)
Shares sold	5,568,321	6,047,551
Shares issued for distributions reinvested	608,634	596,423
Shares redeemed	(5,854,723)	(6,642,740)
Net Increase (Decrease) in Shares Outstanding	322,232	1,234
Class Z(b)
Shares sold	53,901	114,997
Shares issued for distributions reinvested	275,455	268,265
Shares redeemed	(1,049,850)	(906,694)
Net Increase (Decrease) in Shares Outstanding	(720,494)	(523,432)

(a)
During the period ended April 30, 2026, 2,801 Class C shares representing $33,953 were automatically converted to 2,808 Class A shares and during the period ended April 30, 2025, 2,146 Class C shares representing $26,333 were automatically converted to 2,151 Class A shares.

(b)
During the period ended April 30, 2026, 8,163 Class I shares representing $98,445 were exchanged for 8,163 Class A shares and during the period ended April 30,
2025, 6,582 Class Z shares representing $80,567 were exchanged for 6,582 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended April 30,
Class A Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.78	12.00	11.99	12.17	13.55
Investment Operations:
Net investment income(a)	.41	.39	.36	.31	.29
Net realized and unrealized gain (loss) on investments	.28	(.22 )	.01	(.16 )	(1.33)
Total from Investment Operations	.69	.17	.37	.15	(1.04)
Distributions:
Dividends from net investment income	(.42 )	(.39 )	(.36 )	(.30 )	(.28 )
Dividends from net realized gain on investments	-	-	-	(.03 )	(.06 )
Total Distributions	(.42 )	(.39 )	(.36 )	(.33 )	(.34 )
Net asset value, end of period	12.05	11.78	12.00	11.99	12.17
Total Return (%)(b)	6.02	1.36	3.15	1.40	(7.92)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79	.78	.76	.72	.72
Ratio of net expenses to average net assets(c)	.79	.78	.75	.72	.72
Ratio of interest and expense related to floating rate notes issued to average net assets	.05	.06	.04	-	-
Ratio of net investment income to average net assets(c)	3.47	3.25	3.01	2.56	2.14
Portfolio Turnover Rate	37.85	18.17	20.10	21.69	9.69
Net Assets, end of period ($ x 1,000)	118,894	118,359	132,644	154,320	160,455

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class C Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.81	12.03	12.02	12.19	13.58
Investment Operations:
Net investment income(a)	.32	.30	.27	.21	.18
Net realized and unrealized gain (loss) on investments	.27	(.23 )	.01	(.14 )	(1.33)
Total from Investment Operations	.59	.07	.28	.07	(1.15)
Distributions:
Dividends from net investment income	(.32 )	(.29 )	(.27 )	(.21 )	(.18 )
Dividends from net realized gain on investments	-	-	-	(.03 )	(.06 )
Total Distributions	(.32 )	(.29 )	(.27 )	(.24 )	(.24 )
Net asset value, end of period	12.08	11.81	12.03	12.02	12.19
Total Return (%)(b)	5.08	.56	2.33	.61	(8.62)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.58	1.58	1.55	1.51	1.50
Ratio of net expenses to average net assets(c)	1.58	1.57	1.54	1.50	1.50
Ratio of interest and expense related to floating rate notes issued to average net assets	.05	.06	.04	-	-
Ratio of net investment income to average net assets(c)	2.67	2.43	2.22	1.78	1.36
Portfolio Turnover Rate	37.85	18.17	20.10	21.69	9.69
Net Assets, end of period ($ x 1,000)	2,565	2,638	3,468	4,608	4,688

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended April 30,
Class I Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.79	12.00	12.00	12.17	13.55
Investment Operations:
Net investment income(a)	.44	.42	.39	.34	.31
Net realized and unrealized gain (loss) on investments	.27	(.21 )	.00 (b)	(.15 )	(1.31)
Total from Investment Operations	.71	.21	.39	.19	(1.00)
Distributions:
Dividends from net investment income	(.45 )	(.42 )	(.39 )	(.33 )	(.32 )
Dividends from net realized gain on investments	-	-	-	(.03 )	(.06 )
Total Distributions	(.45 )	(.42 )	(.39 )	(.36 )	(.38 )
Net asset value, end of period	12.05	11.79	12.00	12.00	12.17
Total Return (%)	6.19	1.70	3.31	1.64	(7.62)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54	.54	.52	.49	.48
Ratio of net expenses to average net assets(c)	.54	.53	.51	.48	.48
Ratio of interest and expense related to floating rate notes issued to average net assets	.05	.06	.04	-	-
Ratio of net investment income to average net assets(c)	3.71	3.50	3.26	2.80	2.38
Portfolio Turnover Rate	37.85	18.17	20.10	21.69	9.69
Net Assets, end of period ($ x 1,000)	203,900	195,594	199,137	187,299	123,812

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class Y Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.78	12.00	11.99	12.16	13.55
Investment Operations:
Net investment income(a)	.45	.43	.39	.34	.32
Net realized and unrealized gain (loss) on investments	.27	(.23 )	.01	(.15 )	(1.33)
Total from Investment Operations	.72	.20	.40	.19	(1.01)
Distributions:
Dividends from net investment income	(.45 )	(.42 )	(.39 )	(.33 )	(.32 )
Dividends from net realized gain on investments	-	-	-	(.03 )	(.06 )
Total Distributions	(.45 )	(.42 )	(.39 )	(.36 )	(.38 )
Net asset value, end of period	12.05	11.78	12.00	11.99	12.16
Total Return (%)	6.32	1.66	3.44	1.65	(7.69)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50	.49	.48	.48	.46
Ratio of net expenses to average net assets(b)	.50	.49	.47	.47	.46
Ratio of interest and expense related to floating rate notes issued to average net assets	.05	.06	.04	-	-
Ratio of net investment income to average net assets(b)	3.75	3.54	3.30	2.81	2.40
Portfolio Turnover Rate	37.85	18.17	20.10	21.69	9.69
Net Assets, end of period ($ x 1,000)	38	37	38	38	38

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended April 30,
Class Z Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	11.78	12.00	11.99	12.17	13.55
Investment Operations:
Net investment income(a)	.42	.40	.37	.31	.29
Net realized and unrealized gain (loss) on investments	.27	(.23 )	.01	(.15 )	(1.32)
Total from Investment Operations	.69	.17	.38	.16	(1.03)
Distributions:
Dividends from net investment income	(.42 )	(.39 )	(.37 )	(.31 )	(.29 )
Dividends from net realized gain on investments	-	-	-	(.03 )	(.06 )
Total Distributions	(.42 )	(.39 )	(.37 )	(.34 )	(.35 )
Net asset value, end of period	12.05	11.78	12.00	11.99	12.17
Total Return (%)	6.06	1.41	3.19	1.36	(7.80)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	.74	.72	.68	.67
Ratio of net expenses to average net assets(b)	.74	.73	.70	.67	.67
Ratio of interest and expense related to floating rate notes issued to average net assets	.05	.06	.04	-	-
Ratio of net investment income to average net assets(b)	3.51	3.29	3.06	2.60	2.19
Portfolio Turnover Rate	37.85	18.17	20.10	21.69	9.69
Net Assets, end of period ($ x 1,000)	108,035	114,136	122,497	132,969	143,446

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Opportunistic Municipal Securities Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear shareholder services plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of April 30, 2026, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	1,694,926	—	1,694,926
Municipal Securities	—	431,955,957	—	431,955,957
	—	433,650,883	—	433,650,883
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(7,500,000)	—	(7,500,000)
	—	(7,500,000)	—	(7,500,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

NOTES TO FINANCIAL STATEMENTS (continued)
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended April 30, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $681,799, accumulated capital losses $16,386,564 and unrealized depreciation $2,288,596.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2026. The fund has $1,888,737 of short-term capital losses and $14,497,827 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2026 and April 30, 2025 were as follows: tax-exempt income $15,485,843 and $15,304,684, and ordinary income $477 and $0, respectively.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .168% of the value of the fund’s average daily net assets.
During the period ended April 30, 2026, the Distributor retained $179 from commissions earned on sales of the fund’s Class A shares and $3,500 from CDSC fees on redemptions of the fund’s Class A shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended April 30, 2026, Class C shares were charged $19,691 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an annual rate of .20% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals)

NOTES TO FINANCIAL STATEMENTS (continued)
with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended April 30, 2026, Class A, Class C and Class Z shares were charged $301,475, $6,564 and $222,047, respectively, pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2026, the fund was charged $49,856 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2,478.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2026, the fund was charged $4,399 pursuant to the custody agreement. These fees were offset by earnings credits of $4,399.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2026, the fund was charged $3,680 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended April 30, 2026, the fund was charged $27,572 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended April 30, 2026, the Custodian was compensated $23,833 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $124,460, Distribution Plan fees of $1,607, Shareholder Services Plan fees of $42,846, Custodian fees of $4,387, Chief Compliance Officer fees of $6,237, Transfer Agent fees of $8,099, checkwriting fees of $337 and shareholder and regulatory reports service fees of $10,000.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and secured borrowings of inverse floater securities, during the period ended April 30, 2026, amounted to $160,661,886 and $166,464,928, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is

NOTES TO FINANCIAL STATEMENTS (continued)
required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended April 30, 2026, was approximately $7,500,000, with a related weighted average annualized interest rate of 3.06%.
At April 30, 2026, the cost of investments for federal income tax purposes was $428,439,479; accordingly, accumulated net unrealized depreciation on investments was $2,288,596, consisting of $5,156,533 gross unrealized appreciation and $7,445,129 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Opportunistic Municipal Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”), including the schedule of investments, as of April 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
June 23, 2026

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended April 30, 2026 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $477 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2026 calendar year on Form 1099-DIV, which will be mailed in early 2027.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $65,140.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class A shares with the performance of a group of retail front-end load general and insured municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional general and insured municipal debt funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of retail front-end load general and insured municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group medians for all periods under review, except for the two-year period when the fund’s total return performance was slightly below the Performance Group median, and was below the Performance Universe medians for all periods, except for the four- and five-year periods when the fund’s total return performance was above the Performance Universe medians. The Board also considered that the fund’s yield performance was below the Performance Group for eight of the ten one-year periods ended December 31st and was belowe the Performance Universe medians for seven of the ten one-year periods ended December 31st. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in five of the ten calendar years shown.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”) and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-0022NCSRAR0426

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunistic Municipal Securities Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 22, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)